Loss Per Share	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Loss Per Share
17.
LOSS PER SHARE

For the purpose of calculating loss per share, the number of shares used in the calculation reflects the outstanding shares of the Company as if the Restructuring as described in Note 1 took place at the beginning of the earliest period presented.

	For the Years Ended December 31,
	2023	2024	2025
	US$	US$	US$
Loss per share—basic and diluted:
Numerator:
Net loss attributable to the Company	(8,083,640)	(11,940,536)	(32,502,645)
Accretion of redeemable preference shares to redemption value	(2,377,429)	(1,162,826)	—
Net loss attributable to ordinary share of the Company —basic and diluted	(10,461,069)	—	—
Net loss attributable to Class A and Class B ordinary share of the Company —basic and diluted*	—	(13,103,362)	(32,502,645)
Denominator:
Weighted average number of ordinary shares outstanding	713,323,788	—	—
Weighted average number of Class A and Class B ordinary shares outstanding (a)	—	1,284,218,512	2,608,976,919
Weighted average number of vested restricted share units	—	2,995,255	187,986,969

Denominator used in computing loss per share—basic and diluted (b)	713,323,788	1,287,213,767	2,796,963,888
Loss per ordinary share—basic and diluted (US$)	(0.01)	—	—
Loss per Class A and Class B ordinary share—basic and diluted (US$)	—	(0.01)	(0.01)

The following ordinary shares equivalents were excluded from the computation to eliminate any antidilutive effect:

	As of December 31,
	2023	2024	2025
Redeemable preference shares	1,096,344,600	—	—
Series Seed preference shares	175,050,000	—	—
Financial liability (c)	8,786,150	6,892,767	8,410,133
Convertible debts (d)	199,710,898	—	—

a The Company has a dual-class share structure, with each Class A ordinary share carrying 1 vote and each Class B ordinary share carrying 10 votes. All share classes enjoy equal rights to dividends; therefore, the allocation of net profits is independent of voting rights.

b Vested but unregistered restricted share units are included in the denominator of basic earnings (loss) per share calculation once there were no further vesting conditions or contingencies associated with them, as they are not considered contingently issuable shares. Accordingly, the weighted average number of shares of 2,995,255 and 187,986,969 are related to these restricted share units are included in the denominator for the computation of basic EPS for the years ended December 31, 2024 and 2025.

c The warrants represent 0.2898% of the Company's equity interest, calculated on a fully diluted basis according to the warrant agreement for the years ended December 31, 2024 and 2025.

d The conversion price used to calculate ordinary shares equivalents is RMB0.3964 per share. The exchange rate of RMB against US$ used was 7.0827, which was the exchange rate by the People’s Bank of China on December 31, 2023.